SCHEDULE OF DEFICIT (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature Of Operations And Going Concern
Deficit	$ (31,034,345)	$ (30,216,117)	$ (28,507,985)